Annual Operating Expenses {- Fidelity Series Canada Fund} - 10.31 Fidelity Series Canada Fund PRO-06 - Fidelity Series Canada Fund - Fidelity Series Canada Fund	Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none